Satellites and Other Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Schedule of Satellites and Other Property and Equipment, Net

Satellites and other property and equipment, net were comprised of the following (in thousands):

	As of December 31, 2013	As of December 31, 2014
Satellites and launch vehicles	$8,628,596	9,154,751
Information systems and ground segment	559,250	582,115
Buildings and other	203,839	236,845

Total cost	9,391,685	9,973,711
Less: accumulated depreciation	(3,586,145)	(4,093,447)

Total	$5,805,540	$5,880,264